Net Loss per Share	12 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Net Loss per Share

10. Net Loss per Share

The following table sets forth the computation of basic and diluted net loss per share:

	Fiscal Years Ended March 31,
	2026	2025	2024
Basic and Diluted Net Loss Per Ordinary Share:
Net loss attributable	¥(1,489,414)	¥(534,685)	¥(661,966)
Weighted average ordinary shares outstanding	44,870,959	42,210,000	41,127,797
Basic and diluted net loss per ordinary share	¥(33.2)	¥(12.7)	¥(16.1)